Selected Statements of Operations Data (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of revenues from sales to unaffiliated customers
Revenues	$ 34,050	$ 37,233	$ 29,510
North America [Member]
Schedule of revenues from sales to unaffiliated customers
Revenues	22,164	25,157	19,167
Europe [Member]
Schedule of revenues from sales to unaffiliated customers
Revenues	362	778	946
Asia (excluding Philippines) [Member]
Schedule of revenues from sales to unaffiliated customers
Revenues	923	374	355
Philippines [Member]
Schedule of revenues from sales to unaffiliated customers
Revenues	6,235	4,501	4,959
South America (excluding Brazil) [Member]
Schedule of revenues from sales to unaffiliated customers
Revenues	671	883	785
Brazil [Member]
Schedule of revenues from sales to unaffiliated customers
Revenues	2,908	1,783	2,496
Other (including Israel) [Member]
Schedule of revenues from sales to unaffiliated customers
Revenues	$ 787	$ 3,757	$ 802